Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in the carrying amount of goodwill

	IT professional services	Software services	Total

As of January 1, 2018	$48,403	$49,786	$98,189

Business combination	-	277	277
Measurement period adjustments	(18)	-	(18)
Foreign currency translation adjustments	(1,694)	(1,748)	(3,442)

As of December 31, 2018	$46,691	$48,315	$95,006

Business combination	12,691	3,382	16,073
Measurement period adjustments	(785)	3,762	2,977
Foreign currency translation adjustments	1,749	1,938	3,687

As of December 31, 2019	$60,346	$57,397	$117,743